Fair Value Measurements - Nonrecurring Measurements (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014 Carrying Amount Nonrecurring	Mar. 31, 2014 Carrying Amount Nonrecurring	Dec. 31, 2013 Carrying Amount Nonrecurring	Dec. 31, 2012 Carrying Amount Nonrecurring	Jun. 30, 2014 Fair Value Nonrecurring	Mar. 31, 2014 Fair Value Nonrecurring	Dec. 31, 2013 Fair Value Nonrecurring	Dec. 31, 2012 Fair Value Nonrecurring	Dec. 31, 2013 Senior Notes [Member] Senior Unsecured Notes due 2021 [Member]	Sep. 18, 2013 Senior Notes [Member] Senior Unsecured Notes due 2021 [Member]
Fair value of assets and liabilities measured on a recurring and nonrecurring basis
Revolving credit facility	$ 46,000	$ 137,000	$ 10,000	$ 0	$ 46,000	$ 137,000	$ 10,000	$ 0
7.625% Senior Notes due 2021	450,000	450,000	450,000	0	497,250	484,875	460,406	0
Note payable			$ 0	$ 338			$ 0	$ 305
Stated interest rate									7.625%	7.625%